Loss on sale of assets - Gain (loss) on sale of assets and proceeds from sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets	$ (4,049)	$ (1,365)
Cash proceeds received on sale	1,345	981
Power Manager assets
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets	(3,957)	0
Cash proceeds received on sale	2,000	0
Less: Disposition costs	(707)	0
Net proceeds	1,293	0
SOFC assets
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets	(94)	(508)
Cash proceeds received on sale	50	0
Telecom backup power assets
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets	0	(866)
Cash proceeds received on sale	0	972
Miscellaneous disposals
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets	2	9
Cash proceeds received on sale	$ 2	$ 9